COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

September 4, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Global Infrastructure Fund

Post-Effective Amendment No. 184

File No. 333-131683 /811-21852

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 184 (Amendment). This Amendment was filed electronically on August 27, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary

Columbia Funds Series Trust II